Other assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Prepaid income taxes on intercompany profit, not realized, current	€ 261.2	€ 162.9
Contract balance related to imec	€ 30.3	€ 53.8